Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payables	$ 108,407	$ 0	$ 0
Accrued professional fees	52,219	0	2,204
Accrued audit fees	14,035	0	0
Reimbursable payables	516,645	0	0
Accrued expenses and other liabilities	$ 691,306	$ 0	$ 2,204